Net loss per share (Tables)	12 Months Ended
Dec. 31, 2016
Net loss per share
Schedule of computation of basic and diluted net loss per share

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Numerator:
Net loss	(101,702)	(327,086)	(514,778)
Deemed dividend at re-designation of ordinary shares to preferred shares	(5,665)	—	—
Deemed contribution from preferred shareholders	—	—	2,618
Accretion to Series A Preferred Shares redemption value	(5,675)	(13,047)	(14,137)
Accretion to Series B Preferred Shares redemption value	(10,109)	(23,897)	(26,068)
Accretion to Series C Preferred Shares redemption value	(7,236)	(34,888)	(40,901)
Accretion to Series D Preferred Shares redemption value	—	(3,833)	(10,525)

Numerator for basic and diluted loss per share	(130,387)	(402,751)	(603,791)

Denominator:
Weighted average ordinary shares outstanding—basic and diluted	76,308,165	72,267,532	199,039,819

Basic and diluted net loss per share attributable to ordinary shareholders	(1.71)	(5.57)	(3.03)

Basic and diluted net loss per ADS attributable to ordinary shareholders	(25.65)	(83.55)	(45.50)